Investments - Equity Method Investments With Investment Cost Allocated (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
Schedule of Investments [Line Items]
The excess of carrying value has been primarily assigned to:Goodwill	¥ 186,504		¥ 1,568,653		$ 26,339
Cumulative gain in equity interest in JM Weshop	(114,104)	$ (16,115)	5,752	¥ (4,982)
Cumulative other comprehensive loss in equity interest in JM Weshop	(145)	$ (20)	938	¥ (2,124)
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Carrying value of investment in JM Weshop's			169,262
Proportionate share of JM Weshop's net tangible and intangible assets			116,379
Excess of carrying value of the investment over proportionate share of JM Weshop's net tangible and intangible assets			52,883
The excess of carrying value has been primarily assigned to:Goodwill			52,883
Cumulative gain in equity interest in JM Weshop	(113,182)		2,312
Cumulative other comprehensive loss in equity interest in JM Weshop	(1,331)		(1,186)
Total booked value under equity method	¥ (114,513)		¥ 1,126